Derivatives and Hedging, Offsetting Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	$ (963,112)	$ (854,299)
Gross amounts offset in the statement of financial condition	963,112	854,299
Net amounts presented in the statement of financial condition	0	0
Unrealized currency gain (loss)	904,006	857,065
Total net unrealized gain (loss) on open contracts	3,648,451	2,823,891
Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(266,772)	(658,381)
Gross amounts offset in the statement of financial condition	266,772	658,381
Net amounts presented in the statement of financial condition	0	0
Total net unrealized gain (loss) on open contracts	2,744,445	1,966,826
Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(696,340)	(195,918)
Gross amounts offset in the statement of financial condition	696,340	195,918
Net amounts presented in the statement of financial condition	0	0
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(1,116,103)	(671,018)
Gross amounts offset in the statement of financial condition	1,116,103	671,018
Net amounts presented in the statement of financial condition	0	0
Unrealized currency gain (loss)	(2,400,799)	(2,388,713)
Total net unrealized gain (loss) on open contracts	(1,107,556)	(1,225,581)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(134,615)	(374,233)
Gross amounts offset in the statement of financial condition	134,615	374,233
Net amounts presented in the statement of financial condition	0	0
Total net unrealized gain (loss) on open contracts	1,293,243	1,163,132
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(981,488)	(296,785)
Gross amounts offset in the statement of financial condition	981,488	296,785
Net amounts presented in the statement of financial condition	0	0
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(1,003,974)	(682,956)
Gross amounts offset in the statement of financial condition	775,861	682,956
Net amounts presented in the statement of financial condition	(228,113)	0
Unrealized currency gain (loss)	(97,502)	(37,574)
Total net unrealized gain (loss) on open contracts	1,069,079	1,791,720
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(511,243)	(576,554)
Gross amounts offset in the statement of financial condition	511,243	576,554
Net amounts presented in the statement of financial condition	0	0
Total net unrealized gain (loss) on open contracts	1,166,581	1,829,294
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross amounts recognized	(492,731)	(106,402)
Gross amounts offset in the statement of financial condition	264,618	106,402
Net amounts presented in the statement of financial condition	$ (228,113)	$ 0